Equity - Redemptions (FY) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended																		6 Months Ended	12 Months Ended
	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Total Number of Shares Redeemed (in shares)	120,000	0	0	140,000	0	0	236,000	0	0	467,000	0	0	1,671,000	0	0	664,000	0	0
Average Price Paid per Share (in dollars per share)	$ 9.08	$ 0	$ 0	$ 8.77	$ 0	$ 0	$ 8.33	$ 0	$ 0	$ 8.36	$ 0	$ 0	$ 8.34	$ 0	$ 0	$ 8.97	$ 0	$ 0	$ 9.08	$ 8.33
Cumulative Number of Shares Purchased as Part of a Publicly Announced Plan or Program (in shares)	260,000	0	0	140,000	0	0	3,038,000	0	0	2,802,000	0	0	2,335,000	0	0	664,000	0	0
Maximum redemption of stock based on weighted-average number of shares outstanding (as percent)																			5.00%	5.00%
Measurement period for weighting the average number of shares available for redemption																			12 months	12 months
Percentage of operating cash flow from prior fiscal year available for stock redemption (as percent)																			1.00%	1.00%
Redemption request honored, percent																				48.10%
Outstanding and unfilled redemption value							$ 27.3													$ 27.3
Outstanding and unfilled redemption shares							3,276,329													3,276,329
Changes that do not require stockholder approval																			30 days	30 days